Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 2,267	$ 2,616
Deposits	77	8
Inventories (note 5)	250	375
Trade receivables, net (note 6)	1,477	1,373
Other accounts receivable (note 8)	660	2,570
Total current assets	4,731	6,942
Non-current assets
Intangible asset - patent, net (note 9)	1,850	2,207
Long term financial asset at fair value (note 10)	77
Goodwill (note 7)		1,188
Property, plant and equipment, net (note 11)	1,861	2,357
Total non-current assets	3,788	5,752
Total Assets	8,519	12,694
Current liabilities
Short term loan and current portion of long-term loans (note 12)	1,166	1,403
Lease liability (note 13)	190	281
Trade payables	1,742	2,224
Deferred revenues (note 14)		1,373
Other accounts payable (note 15)	2,534	956
Total current liabilities	5,632	6,237
Non-current liabilities
Lease liability (note 13)	410	605
Long term loans (note 16)	228	341
Provision (note 7)	1,362	1,447
Warrant Liability (note 18)	3,075	1,142
Severance payment, net (note 17)	121	33
Total non-current liabilities	5,196	3,568
Total liabilities	10,828	9,805
Shareholders’ equity (deficit) (note 20)
Share capital and additional paid in capital	55,485	43,452
Warrant Reserve	30,863	30,863
Accumulated other comprehensive income	(1,330)	(1,634)
Transactions with non-controlling interests	927
Accumulated deficit	(83,456)	(67,395)
Total equity attributable to Company shareholders	2,489	5,286
Non-controlling interest (note 22)	(4,798)	(2,397)
Total shareholders’ equity (deficit)	(2,309)	2,889
Total liabilities and shareholders’ equity (deficit)	$ 8,519	$ 12,694